Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.84%
Education Revenue Bonds — 15.28%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$ 4,473,867
Series C 4.00% 3/1/47	1,065,000	997,032
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,249,249
(Ascent Classical Academy Charter Schools) Series A 144A 5.80% 4/1/54 #	1,000,000	1,022,770
(Aspen View Academy Project)
4.00% 5/1/51	500,000	423,800
4.00% 5/1/61	750,000	609,000
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	501,070
Series A 144A 5.25% 7/1/46 #	1,350,000	1,346,436
(Charter School - Skyview Academy Project) 144A 5.50% 7/1/49 #	870,000	870,087
(Charter School Project) 5.00% 7/15/37	1,150,000	1,151,115
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,001,480
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	824,724
144A 5.00% 12/1/55 #	1,000,000	849,290
(Golden View Classical Academy Project) 4.00% 1/1/52	1,115,000	893,093
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	999,970
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	420,000	420,088
5.00% 12/1/42	540,000	537,916
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,258,287
144A 5.00% 7/1/46 #	500,000	484,895
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	705,250
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	876,196
5.00% 11/1/54	1,500,000	1,426,155
NQ- V8 [0524] 0724 (3695130)    1

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Skyview Academy Project) 144A 5.375% 7/1/44 #	860,000	$ 860,086
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	400,588
Series A 4.00% 3/1/36	550,000	550,655
(University of Lab Charter School) 144A 5.00% 12/15/45 #	500,000	491,735
(Vail Mountain School Project) 5.00% 5/1/31	1,000,000	1,006,050
Colorado School of Mines Revenue
Series A 4.00% 12/1/49	1,500,000	1,440,210
Series A 5.00% 12/1/54	1,000,000	1,053,000
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	3,997,168
		32,721,262
Electric Revenue Bonds — 4.40%
Colorado Springs Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,924,235
Series B 5.25% 11/15/52	2,000,000	2,174,780
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,737,957
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,000,000	1,027,650
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,028,940
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	45,050
Series AAA 5.25% 7/1/25 ‡	95,000	25,175
Series CCC 5.25% 7/1/27 ‡	705,000	186,825
Series WW 5.00% 7/1/28 ‡	660,000	174,900
Series WW 5.25% 7/1/33 ‡	210,000	55,650
Series WW 5.50% 7/1/17 ‡	460,000	120,750
Series WW 5.50% 7/1/19 ‡	360,000	94,500
Series XX 4.75% 7/1/26 ‡	105,000	27,825
Series XX 5.25% 7/1/40 ‡	1,840,000	487,600
Series XX 5.75% 7/1/36 ‡	365,000	96,725
2    NQ- V8 [0524] 0724 (3695130)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	85,000	$ 22,525
Series ZZ 5.00% 7/1/19 ‡	620,000	162,750
Series ZZ 5.25% 7/1/24 ‡	140,000	37,100
		9,430,937
Healthcare Revenue Bonds — 22.92%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	935,565
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,675,061
Series A 4.00% 11/15/43	2,290,000	2,204,377
Series A 4.00% 11/15/50	6,015,000	5,562,852
(American Baptist)
7.625% 8/1/33	150,000	140,202
8.00% 8/1/43	1,000,000	876,480
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,046,803
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,220,000	1,340,369
(CommonSpirit Health)
Series A 5.25% 12/1/54	2,000,000	2,139,500
Series A-1 4.00% 8/1/37	1,130,000	1,088,608
Series A-1 4.00% 8/1/38	120,000	114,258
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,475,600
Series A-2 5.00% 8/1/37	1,500,000	1,575,180
(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,104,900
(Covenant Retirement Communities, Inc.) Series A 5.00% 12/1/35	1,000,000	993,110
(Craig Hospital Project) Series A 5.00% 12/1/47	1,830,000	1,893,739
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	809,610
(Intermountain Healthcare)
Series A 5.00% 5/15/47	1,380,000	1,462,207
Series A 5.00% 5/15/52	1,195,000	1,260,187
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,000,720
(National Jewish Health Project) 5.00% 1/1/27	300,000	295,029
NQ- V8 [0524] 0724 (3695130)    3

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Parkview Medical Center, Inc. Project) Series A 4.00% 9/1/50	1,750,000	$ 1,603,298
(Sanford) Series A 5.00% 11/1/44	3,410,000	3,523,621
(SCL Health System) Series A 4.00% 1/1/37	4,470,000	4,473,531
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	622,813
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,017,280
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	682,609
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	882,760
Series A 4.00% 12/1/40	250,000	218,177
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/39	75,000	67,092
		49,085,538
Housing Revenue Bond — 1.17%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) 4.50% 7/1/41	2,500,000	2,514,325
		2,514,325
Industrial Development Revenue/Pollution ControlRevenue Bonds — 4.43%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	52,100,000	4,186,235
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project) 5.00% 10/1/32 (AMT)	215,000	214,991
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,091,373
		9,492,599
4    NQ- V8 [0524] 0724 (3695130)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 2.29%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	$ 978,190
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	671,240
5.00% 6/15/36	1,055,000	1,069,886
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.) 4.00% 12/1/38	750,000	673,972
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,512,750
		4,906,038
Local General Obligation Bonds — 7.87%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,332,270
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,147,606
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,380,650
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,057,360
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,040,110
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,259,700
Prairie Center Metropolitan District No. 3
Series B 5.875% 12/15/46	1,000,000	1,051,220
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,505,580
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,035,470
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,054,320
		16,864,286
Pre-Refunded Bonds — 2.26%
City of Commerce, Colorado Sales and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,500,000	1,502,145
NQ- V8 [0524] 0724 (3695130)    5

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45-25 #, §	1,300,000	$ 1,315,600
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,011,500
		4,829,245
Special Tax Revenue Bonds — 19.65%
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	940,320
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	691,634
Series A 5.00% 11/1/31	1,495,000	1,542,571
Commonwealth of Puerto Rico Revenue
3.226% 11/1/43 •	5,154,650	3,202,327
3.799% 11/1/51 •	1,306,663	676,198
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,674,524
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,321,471
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	7,214,547	7,025,165
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,013,500
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	450,000	481,617
Plaza Metropolitan District No. 1, Colorado Revenue
144A 5.00% 12/1/40 #	1,265,000	1,219,941
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	990,780
6    NQ- V8 [0524] 0724 (3695130)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	$ 3,203,000
Series A-1 6.142% 7/1/51 ^	17,857,000	4,246,930
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,960,968
Series A-1 5.00% 7/1/58	2,910,000	2,910,931
Series A-2 4.536% 7/1/53	3,000,000	2,880,960
Southlands Metropolitan District No. 1, Colorado Revenue
Series A-1 5.00% 12/1/37	500,000	494,670
Series A-1 5.00% 12/1/47	300,000	286,746
Sterling Ranch Community Authority Board Revenue
(Senior) Series A 6.50% 12/1/54	1,000,000	1,019,270
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	486,882
Series B 5.00% 12/1/36	810,000	813,102
		42,083,507
State General Obligation Bonds — 0.79%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	286,927
Series A-1 4.00% 7/1/41	1,127,839	1,048,349
Series A-1 4.00% 7/1/46	400,000	361,772
		1,697,048
Transportation Revenue Bonds — 11.84%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	682,431
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,180,033
Series A 4.00% 12/1/48 (AMT)	400,000	362,288
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,546,470
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,038,700
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,059,520
Colorado Bridge & Tunnel Enterprise Revenue
(Senior Infrastructure) Series A 5.25% 12/1/49 (AGM)	2,000,000	2,179,280
NQ- V8 [0524] 0724 (3695130)    7

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	3,250,000	$ 3,254,258
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,143,338
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	879,142
Series A 4.00% 7/15/34	1,100,000	1,101,903
Series A 4.00% 7/15/38	700,000	684,747
Series A 4.00% 7/15/39	1,500,000	1,444,815
Series A 4.00% 7/15/40	2,815,000	2,684,300
Series A 5.00% 7/15/32	1,045,000	1,113,625
		25,354,850
Water & Sewer Revenue Bonds — 3.94%
Arapahoe County, Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,031,620
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	504,380
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/44	885,000	938,038
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,606,533
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,368,203
		8,448,774
Total Municipal Bonds (cost $215,620,197)		207,428,409
Number of shares
Short-Term Investments — 1.91%
Money Market Mutual Funds — 0.48%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.11%)	1,017,957	1,017,855
1,017,855
8    NQ- V8 [0524] 0724 (3695130)

(Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes — 1.43%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series B-5 4.05% 1/1/39 (LOC - TD Bank N.A.)	200,000	$ 200,000
Series F-2 4.00% 7/1/41 (LOC - TD Bank N.A.)	1,575,000	1,575,000
Colorado Health Facilities Authority Revenue
Series A 4.05% 12/1/52 (LOC - TD Bank N.A.)	1,290,000	1,290,000
		3,065,000
Total Short-Term Investments (cost $4,082,855)		4,082,855
Total Value of Securities—98.75% (cost $219,703,052)		211,511,264

Receivables and Other Assets Net of Liabilities—1.25%		2,684,192
Net Assets Applicable to 20,943,010 Shares Outstanding—100.00%		$214,195,456
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $13,998,883, which represents 6.54% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
NQ- V8 [0524] 0724 (3695130)    9

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
10    NQ- V8 [0524] 0724 (3695130)